Group Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%
Navigator Gas US L.L.C
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Delaware (USA)
Corporation Type	Service company
Navigator Gas L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Holding company
Navigator Atlas L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Dormant	[1]
Navigator Capricorn L.L.C
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Europa L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Dormant	[1]
Navigator Galaxy L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Genesis L.L.C
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Genesis L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Global L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Glory LLC
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Grace L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Gusto L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Leo L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Libra L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Magellan L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Mariner LLC
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Mars L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Neptune L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Oberon L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Dormant	[1]
Navigator Pegasus L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Phoenix LLC
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Saturn L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Scorpio L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
Navigator Taurus L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Triton L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Dormant	[1]
Navigator Venus L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Marshall Islands
Corporation Type	Vessel-owning company
Navigator Virgo L.L.C.
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%	[1]
Country of Incorporation	Marshall Islands	[1]
Corporation Type	Vessel-owning company	[1]
NGT Services (UK) Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	England
Corporation Type	Service company
Falcon Funding PTE Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	Singapore
Corporation Type	Service company
Navigator Gas Invest Ltd
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%		100.00%
Country of Incorporation	England
Corporation Type	Investment company
PT Navigator Khatulistiwa
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	49.00%		49.00%
Country of Incorporation	Indonesia
Corporation Type	Vessel-owning company

[1]	Entities formed during 2013.